Right of use assets (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at July 1, 2021			¥ 689,887
Additions			222,634
Acquisition of assets through acquisition of a subsidiary			1,781,595
Derecognition			(111,049)
Depreciation	¥ (82,688)	¥ (49,618)	(228,529)	¥ (150,968)
Exchange adjustments			(5,762)
Net book value at March 31, 2022	2,348,776		2,348,776
Property
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at July 1, 2021			679,733
Additions			221,405
Derecognition			(111,049)
Depreciation	(70,499)	(47,842)	(206,425)	(144,472)
Exchange adjustments			(5,763)
Net book value at March 31, 2022	577,901		577,901
Warehouse equipment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at July 1, 2021			10,154
Additions			414
Depreciation	(888)	¥ (1,776)	(2,876)	¥ (6,496)
Exchange adjustments			1
Net book value at March 31, 2022	7,693		7,693
Land use right
Disclosure of quantitative information about right-of-use assets [line items]
Additions			815
Acquisition of assets through acquisition of a subsidiary			1,781,595
Depreciation	(11,301)		(19,228)
Net book value at March 31, 2022	¥ 1,763,182		¥ 1,763,182